Earnings per Share (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Numerator:
Net income for the period	$ 8,224	$ 331,465	$ 372,837	$ 296,780	$ 339,689	$ 669,617
Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	20,689		20,354		20,693	20,323
Effect of dilutive securities:
Dilutive effect of non-vested shares	19		245		19	234
Diluted weighted average common shares outstanding	20,708		20,599		20,712	20,557